Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000206004 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000206004 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000206004 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000206004 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000206004 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000206004 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%
C000206004 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000206004 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000206004 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	66.70%
C000002188 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002188 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002188 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000002188 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002188 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000002188 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%
C000002188 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000002188 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000002188 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	66.70%
C000002187 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002187 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002187 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000002187 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002187 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000002187 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%
C000002187 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000002187 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000002187 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	66.70%
C000002186 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002186 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002186 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000002186 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002186 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000002186 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%
C000002186 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000002186 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000002186 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	66.70%
C000002184 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002184 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002184 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000002184 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002184 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000002184 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%
C000002184 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000002184 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000002184 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	66.70%
C000206005 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000206005 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000206005 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000206005 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000206005 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000206005 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%
C000206005 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000206005 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000206005 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	66.70%
C000002183 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002183 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002183 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000002183 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002183 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000002183 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%
C000002183 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000002183 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000002183 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	66.70%
C000002182 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002182 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002182 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000002182 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002182 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000002182 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%
C000002182 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000002182 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000002182 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	66.70%
C000002179 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002179 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002179 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000002179 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002179 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000002179 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%
C000002179 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000002179 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000002179 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	66.70%
C000002190 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000002190 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002190 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002190 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002190 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002190 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002190 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002190 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002190 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002190 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002190 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002190 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000002190 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000002190 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000002190 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002190 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002190 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000002190 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000002190 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002190 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002192 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000002192 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002192 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002192 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002192 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002192 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002192 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002192 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002192 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002192 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002192 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002192 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000002192 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000002192 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000002192 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002192 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002192 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000002192 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000002192 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002192 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002193 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000002193 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002193 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002193 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002193 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002193 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002193 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002193 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002193 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002193 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002193 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002193 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000002193 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000002193 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000002193 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002193 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002193 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000002193 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000002193 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002193 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002194 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000002194 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002194 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002194 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002194 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002194 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002194 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002194 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002194 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002194 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002194 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002194 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000002194 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000002194 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000002194 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002194 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002194 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000002194 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000002194 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002194 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002196 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000002196 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002196 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002196 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002196 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002196 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002196 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002196 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002196 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002196 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002196 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000002196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000002196 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000002196 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002196 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002196 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000002196 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000002196 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002196 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002198 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000002198 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002198 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002198 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002198 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002198 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002198 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002198 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002198 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002198 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002198 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002198 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000002198 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000002198 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000002198 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002198 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002198 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000002198 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000002198 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002198 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002199 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000002199 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002199 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002199 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002199 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002199 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002199 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002199 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002199 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002199 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002199 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000002199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000002199 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000002199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002199 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000002199 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000002199 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002199 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002191 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000002191 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002191 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002191 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002191 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002191 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002191 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002191 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002191 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002191 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002191 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002191 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000002191 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000002191 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000002191 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002191 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002191 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000002191 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000002191 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002191 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000124424 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000124424 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000124424 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000124424 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000124424 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000124424 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000124424 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000124424 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124424 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124424 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000124424 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000124424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000124424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000124424 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000124424 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000124424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000124424 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000124424 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000124424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124424 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000075013 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000075013 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000075013 [Member] | QXO Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000075013 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000075013 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000075013 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000075013 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000075013 [Member] | StepStone Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000075013 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000075013 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000075013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000075013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000075013 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000075013 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000075013 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000075013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000075013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000075013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000075013 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000075013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000075013 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000002211 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002211 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002211 [Member] | QXO Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002211 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002211 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002211 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002211 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002211 [Member] | StepStone Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002211 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002211 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002211 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002211 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002211 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000002211 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002211 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002211 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000002211 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000002211 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002211 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002211 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000002211 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000002222 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002222 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002222 [Member] | QXO Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002222 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002222 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002222 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002222 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002222 [Member] | StepStone Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002222 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002222 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000002222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002222 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000002222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000002222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002222 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002222 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000002222 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000002221 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002221 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002221 [Member] | QXO Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002221 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002221 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002221 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002221 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002221 [Member] | StepStone Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002221 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002221 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000002221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000002221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000002221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002221 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000002221 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000002219 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002219 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002219 [Member] | QXO Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002219 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002219 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002219 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002219 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002219 [Member] | StepStone Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002219 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002219 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002219 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002219 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002219 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000002219 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002219 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002219 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000002219 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000002219 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002219 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002219 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000002219 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000002217 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002217 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002217 [Member] | QXO Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002217 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002217 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002217 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002217 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002217 [Member] | StepStone Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002217 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002217 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002217 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002217 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002217 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000002217 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002217 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002217 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000002217 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000002217 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002217 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002217 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000002217 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000002216 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002216 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002216 [Member] | QXO Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002216 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002216 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002216 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002216 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002216 [Member] | StepStone Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002216 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002216 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002216 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000002216 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002216 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000002216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000002216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002216 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002216 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000002216 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000002215 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002215 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002215 [Member] | QXO Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002215 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002215 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002215 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002215 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002215 [Member] | StepStone Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002215 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002215 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002215 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002215 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002215 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000002215 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002215 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002215 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000002215 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000002215 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002215 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002215 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000002215 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000002210 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002210 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002210 [Member] | QXO Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002210 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002210 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002210 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002210 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002210 [Member] | StepStone Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002210 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002210 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002210 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002210 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002210 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000002210 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002210 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002210 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000002210 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000002210 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000002210 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002210 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000002210 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000002223 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002223 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002223 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002223 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002223 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002223 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002223 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002223 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002223 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002223 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002223 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000002223 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002223 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002223 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002223 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002223 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.50%
C000002223 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002223 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002223 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000002223 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002223 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002223 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000002228 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002228 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002228 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002228 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002228 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002228 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002228 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002228 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002228 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002228 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002228 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000002228 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002228 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002228 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002228 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002228 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.50%
C000002228 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002228 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002228 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000002228 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002228 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002228 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000002229 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002229 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002229 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002229 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002229 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002229 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002229 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002229 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002229 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002229 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002229 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000002229 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002229 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002229 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002229 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002229 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.50%
C000002229 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002229 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002229 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000002229 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002229 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002229 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000002230 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002230 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002230 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002230 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002230 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002230 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002230 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002230 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002230 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002230 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002230 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000002230 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002230 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002230 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002230 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002230 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.50%
C000002230 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002230 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002230 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000002230 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002230 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000002232 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002232 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002232 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002232 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002232 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002232 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002232 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002232 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002232 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002232 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002232 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000002232 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002232 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002232 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002232 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002232 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.50%
C000002232 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002232 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002232 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000002232 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002232 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000002234 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002234 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002234 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002234 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002234 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002234 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002234 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002234 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002234 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002234 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002234 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000002234 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002234 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002234 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002234 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002234 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.50%
C000002234 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002234 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002234 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000002234 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002234 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002234 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000002235 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002235 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002235 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002235 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002235 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002235 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002235 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002235 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002235 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002235 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002235 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000002235 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002235 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002235 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002235 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002235 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.50%
C000002235 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002235 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002235 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000002235 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002235 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002235 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000002224 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002224 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002224 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002224 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002224 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002224 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002224 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002224 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002224 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002224 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002224 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000002224 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002224 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002224 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002224 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002224 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.50%
C000002224 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002224 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002224 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000002224 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002224 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002224 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000034436 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034436 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034436 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034436 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034436 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034436 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034436 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034436 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034436 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034436 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034436 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000034436 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034436 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000034436 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000034436 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034436 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.50%
C000034436 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000034436 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.80%
C000034436 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000034436 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.20%
C000034436 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034436 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000124425 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000124425 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000124425 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000124425 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124425 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000124425 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000124425 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124425 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124425 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124425 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000124425 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000124425 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000124425 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000124425 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000124425 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000124425 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000124425 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000002250 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000002250 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002250 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002250 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002250 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000002250 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002250 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002250 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002250 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002250 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002250 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002250 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002250 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000002250 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000002250 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000002250 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002250 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000002258 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000002258 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002258 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002258 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002258 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000002258 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002258 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002258 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002258 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002258 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002258 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002258 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002258 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000002258 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000002258 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000002258 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002258 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000002257 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000002257 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002257 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002257 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002257 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000002257 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002257 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002257 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002257 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002257 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002257 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002257 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002257 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000002257 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000002257 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000002257 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002257 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000002255 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000002255 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002255 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002255 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002255 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000002255 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002255 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002255 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002255 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002255 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002255 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002255 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002255 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000002255 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000002255 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000002255 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002255 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000002253 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000002253 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002253 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002253 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002253 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000002253 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002253 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002253 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002253 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002253 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002253 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002253 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002253 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000002253 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000002253 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000002253 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002253 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000002252 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000002252 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002252 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002252 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002252 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000002252 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002252 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002252 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002252 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002252 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002252 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002252 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002252 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000002252 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000002252 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000002252 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002252 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000002251 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000002251 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002251 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002251 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002251 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000002251 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002251 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002251 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002251 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002251 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002251 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002251 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002251 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000002251 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000002251 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000002251 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002251 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000002249 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000002249 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002249 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002249 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002249 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000002249 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002249 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002249 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002249 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002249 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002249 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002249 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000002249 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000002249 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000002249 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000002249 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002249 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000002259 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002259 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002259 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002259 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002259 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002259 [Member] | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002259 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002259 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002259 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002259 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002259 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002259 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000002259 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002259 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002259 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000002259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002259 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002259 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002259 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002259 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002264 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002264 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002264 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002264 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002264 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002264 [Member] | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002264 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002264 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002264 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002264 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002264 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002264 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000002264 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002264 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002264 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002264 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002264 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000002264 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002264 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002264 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002264 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002265 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002265 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002265 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002265 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002265 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002265 [Member] | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002265 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002265 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002265 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002265 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002265 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002265 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000002265 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002265 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002265 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002265 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002265 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000002265 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002265 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002265 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002265 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002265 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002266 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002266 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002266 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002266 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002266 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002266 [Member] | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002266 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002266 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002266 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002266 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002266 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002266 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000002266 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002266 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002266 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002266 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002266 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000002266 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002266 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002266 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002266 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002266 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002268 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002268 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002268 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002268 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002268 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002268 [Member] | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002268 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002268 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002268 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002268 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002268 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000002268 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002268 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002268 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002268 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002268 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000002268 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002268 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002268 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002268 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002268 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002270 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002270 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002270 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002270 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002270 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002270 [Member] | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002270 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002270 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002270 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002270 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002270 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000002270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002270 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002270 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002270 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002270 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000002270 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002270 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002270 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002270 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002270 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002271 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002271 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002271 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002271 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002271 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002271 [Member] | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002271 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002271 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002271 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002271 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002271 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000002271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000002271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002271 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002271 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002271 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002260 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002260 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002260 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002260 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002260 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002260 [Member] | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002260 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002260 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002260 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002260 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002260 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002260 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000002260 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000002260 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002260 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002260 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002260 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000002260 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002260 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002260 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002260 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002260 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000033014 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000033014 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033014 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033014 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000033014 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033014 [Member] | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000033014 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000033014 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000033014 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000033014 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000033014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000033014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000033014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000033014 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000033014 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000033014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000033014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000033014 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033014 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000033014 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033014 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000132021 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132021 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132021 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132021 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132021 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132021 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132021 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132021 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132021 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132021 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000132021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000132021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000132021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000132021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132021 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000132021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000132021 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132021 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000132020 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132020 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132020 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132020 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132020 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132020 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132020 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132020 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132020 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132020 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132020 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000132020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000132020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000132020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000132020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000132020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000132020 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132020 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000132019 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132019 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132019 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132019 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132019 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132019 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132019 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132019 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132019 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132019 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132019 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132019 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000132019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000132019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132019 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000132019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000132019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000132019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000132019 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132019 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000132018 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132018 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132018 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132018 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132018 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132018 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132018 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132018 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132018 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132018 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132018 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132018 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000132018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000132018 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132018 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132018 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132018 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000132018 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000132018 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132018 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000132018 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000132018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132018 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000132017 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132017 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132017 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132017 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132017 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132017 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132017 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132017 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132017 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132017 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132017 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132017 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000132017 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000132017 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132017 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132017 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132017 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000132017 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000132017 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132017 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000132017 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000132017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132017 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000132016 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132016 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132016 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132016 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132016 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132016 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132016 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132016 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132016 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132016 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132016 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132016 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000132016 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000132016 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132016 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132016 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132016 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000132016 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000132016 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132016 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000132016 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000132016 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132016 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000132015 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132015 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132015 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132015 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132015 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132015 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132015 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132015 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132015 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132015 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132015 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000132015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000132015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132015 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000132015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000132015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132015 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000132015 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000132015 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132015 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000132014 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132014 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132014 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132014 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132014 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132014 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132014 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132014 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132014 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132014 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000132014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000132014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132014 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132014 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000132014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000132014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132014 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000132014 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000132014 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132014 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000132013 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132013 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132013 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132013 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132013 [Member] | Cognizant Technology Solutions Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132013 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132013 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132013 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132013 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132013 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000132013 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000132013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132013 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132013 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000132013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000132013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132013 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000132013 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000132013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132013 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000132022 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132022 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132022 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132022 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132022 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132022 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132022 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132022 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132022 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132022 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132022 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000132022 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000132022 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000132022 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132022 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132022 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132022 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.00%
C000132022 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132022 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132022 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000132022 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000132022 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000132023 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132023 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132023 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132023 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132023 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132023 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132023 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132023 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132023 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132023 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132023 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000132023 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000132023 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000132023 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132023 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132023 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132023 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.00%
C000132023 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132023 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132023 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000132023 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000132023 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000132024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132024 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132024 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132024 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132024 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132024 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132024 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132024 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132024 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132024 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132024 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000132024 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000132024 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000132024 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132024 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132024 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132024 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.00%
C000132024 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132024 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132024 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000132024 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000132024 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000132025 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132025 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132025 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132025 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132025 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132025 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132025 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132025 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132025 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132025 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132025 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000132025 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000132025 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000132025 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132025 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132025 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132025 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.00%
C000132025 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132025 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132025 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000132025 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000132025 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000132026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132026 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132026 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132026 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132026 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132026 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132026 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132026 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132026 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132026 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132026 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000132026 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000132026 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000132026 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132026 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132026 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132026 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.00%
C000132026 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132026 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132026 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000132026 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000132026 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000132027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132027 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132027 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132027 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132027 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132027 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132027 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132027 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132027 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132027 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132027 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000132027 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000132027 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000132027 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132027 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132027 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132027 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.00%
C000132027 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132027 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132027 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000132027 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000132027 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000132028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132028 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132028 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132028 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132028 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132028 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132028 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132028 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132028 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132028 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132028 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000132028 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000132028 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000132028 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132028 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132028 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132028 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.00%
C000132028 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132028 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132028 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000132028 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000132028 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000132029 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132029 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132029 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132029 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132029 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132029 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132029 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132029 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132029 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132029 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132029 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000132029 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000132029 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000132029 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132029 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132029 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132029 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.00%
C000132029 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132029 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132029 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000132029 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000132029 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000132030 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132030 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132030 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132030 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132030 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132030 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132030 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132030 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132030 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132030 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132030 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000132030 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000132030 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000132030 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132030 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132030 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132030 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.00%
C000132030 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132030 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132030 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000132030 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000132030 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%